Shareholders Equity - Additional Information (Detail) (KRW)			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Stockholders Equity Note [Line Items]
Common shares and non-voting preferred shares, authorized	40,000,000
Common shares and non-voting preferred shares, par value	500
Preferred shares, shares authorized	2,000,000	2,000,000
Non-voting preferred shares, dividends			1.00%	15.00%
Common shares, shares issued	6,948,900	6,948,900
Common shares, shares outstanding	6,948,900	6,948,900